Segmented Information - Information by Reportable Segment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Revenue	$ 8,935	$ 8,783
Energy supply costs	2,562	2,520
Operating expenses	2,437	2,452
Depreciation and amortization	1,428	1,350
Gain on disposition	0	577
Operating income	2,508	3,038
Other income, net	154	138
Finance charges	1,042	1,035
Income tax expense	231	289
Net earnings	1,389	1,852
Non-controlling interests	115	130
Preference share dividends	65	67
Common equity shareholders	1,209	1,655
Goodwill	11,792	12,004	$ 12,530
Total assets	55,481	53,404
Capital expenditures	4,039	3,720
Intersegment eliminations
Segment Reporting Information [Line Items]
Revenue	0	(3)
Energy supply costs	0	0
Operating expenses	0	(3)
Depreciation and amortization	0	0
Gain on disposition		0
Operating income	0	0
Other income, net	0	0
Finance charges	0	0
Income tax expense	0	0
Net earnings	0	0
Non-controlling interests	0	0
Preference share dividends	0	0
Common equity shareholders	0	0
Goodwill	0	0
Total assets	(53)	(327)
Capital expenditures	0	0
REGULATED | Operating Segments
Segment Reporting Information [Line Items]
Revenue	8,847	8,704
Energy supply costs	2,559	2,517
Operating expenses	2,368	2,363
Depreciation and amortization	1,408	1,328
Gain on disposition		0
Operating income	2,512	2,496
Other income, net	136	106
Finance charges	892	855
Income tax expense	323	321
Net earnings	1,433	1,426
Non-controlling interests	115	122
Preference share dividends	0	0
Common equity shareholders	1,318	1,304
Goodwill	11,765	11,977
Total assets	54,580	52,379
Capital expenditures	4,020	3,667
REGULATED | Operating Segments | ITC
Segment Reporting Information [Line Items]
Revenue	1,744	1,761
Energy supply costs	0	0
Operating expenses	438	489
Depreciation and amortization	295	270
Gain on disposition		0
Operating income	1,011	1,002
Other income, net	40	37
Finance charges	324	290
Income tax expense	179	174
Net earnings	548	575
Non-controlling interests	99	104
Preference share dividends	0	0
Common equity shareholders	449	471
Goodwill	7,810	7,970
Total assets	20,358	19,799
Capital expenditures	1,182	1,148
REGULATED | Operating Segments | UNS Energy
Segment Reporting Information [Line Items]
Revenue	2,260	2,212
Energy supply costs	847	814
Operating expenses	627	650
Depreciation and amortization	330	297
Gain on disposition		0
Operating income	456	451
Other income, net	40	28
Finance charges	125	130
Income tax expense	69	57
Net earnings	302	292
Non-controlling interests	0	0
Preference share dividends	0	0
Common equity shareholders	302	292
Goodwill	1,758	1,794
Total assets	10,802	10,205
Capital expenditures	1,200	915
REGULATED | Operating Segments | Central Hudson
Segment Reporting Information [Line Items]
Revenue	953	917
Energy supply costs	232	254
Operating expenses	503	451
Depreciation and amortization	90	79
Gain on disposition		0
Operating income	128	133
Other income, net	31	17
Finance charges	48	46
Income tax expense	20	19
Net earnings	91	85
Non-controlling interests	0	0
Preference share dividends	0	0
Common equity shareholders	91	85
Goodwill	574	586
Total assets	3,939	3,726
Capital expenditures	339	317
REGULATED | Operating Segments | FortisBC Energy
Segment Reporting Information [Line Items]
Revenue	1,385	1,331
Energy supply costs	468	438
Operating expenses	341	333
Depreciation and amortization	237	235
Gain on disposition		0
Operating income	339	325
Other income, net	8	16
Finance charges	142	136
Income tax expense	29	39
Net earnings	176	166
Non-controlling interests	1	1
Preference share dividends	0	0
Common equity shareholders	175	165
Goodwill	913	913
Total assets	7,695	7,305
Capital expenditures	471	463
REGULATED | Operating Segments | FortisAlberta
Segment Reporting Information [Line Items]
Revenue	596	598
Energy supply costs	0	0
Operating expenses	148	145
Depreciation and amortization	212	214
Gain on disposition		0
Operating income	236	239
Other income, net	2	2
Finance charges	104	104
Income tax expense	1	6
Net earnings	133	131
Non-controlling interests	0	0
Preference share dividends	0	0
Common equity shareholders	133	131
Goodwill	228	228
Total assets	5,084	4,831
Capital expenditures	420	423
REGULATED | Operating Segments | FortisBC Electric
Segment Reporting Information [Line Items]
Revenue	424	418
Energy supply costs	119	121
Operating expenses	117	107
Depreciation and amortization	61	62
Gain on disposition		0
Operating income	127	128
Other income, net	5	4
Finance charges	72	72
Income tax expense	4	6
Net earnings	56	54
Non-controlling interests	0	0
Preference share dividends	0	0
Common equity shareholders	56	54
Goodwill	235	235
Total assets	2,441	2,328
Capital expenditures	135	106
REGULATED | Operating Segments | Other Electric
Segment Reporting Information [Line Items]
Revenue	1,485	1,467
Energy supply costs	893	890
Operating expenses	194	188
Depreciation and amortization	183	171
Gain on disposition		0
Operating income	215	218
Other income, net	10	2
Finance charges	77	77
Income tax expense	21	20
Net earnings	127	123
Non-controlling interests	15	17
Preference share dividends	0	0
Common equity shareholders	112	106
Goodwill	247	251
Total assets	4,261	4,185
Capital expenditures	273	295
NON-REGULATED | Operating Segments | Energy Infrastructure
Segment Reporting Information [Line Items]
Revenue	88	82
Energy supply costs	3	3
Operating expenses	30	36
Depreciation and amortization	16	20
Gain on disposition		0
Operating income	39	23
Other income, net	5	2
Finance charges	0	0
Income tax expense	5	(1)
Net earnings	39	26
Non-controlling interests	0	8
Preference share dividends	0	0
Common equity shareholders	39	18
Goodwill	27	27
Total assets	745	711
Capital expenditures	19	28
NON-REGULATED | Operating Segments | Corporate and Other
Segment Reporting Information [Line Items]
Revenue	0	0
Energy supply costs	0	0
Operating expenses	39	56
Depreciation and amortization	4	2
Gain on disposition		577
Operating income	(43)	519
Other income, net	13	30
Finance charges	150	180
Income tax expense	(97)	(31)
Net earnings	(83)	400
Non-controlling interests	0	0
Preference share dividends	65	67
Common equity shareholders	(148)	333
Goodwill	0	0
Total assets	209	641
Capital expenditures	$ 0	$ 25